Lease Arrangements - Other Lease Information (Detail)	9 Months Ended
Sep. 30, 2019 USD ($)
Disclosure of finance lease and operating lease by lessee [abstract]
Expenses relating to short-term leases	$ 216,201
Expenses relating to low-value asset leases	6,198
Total cash outflow for leases	$ 425,821